Loans Payable, Shareholders (Details Textual) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule of Capitalization, Equity [Line Items]
Notes Payable, Related Parties, Current	$ 2,827,584	$ 2,612,490